Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summary of Financial Information Relating to Revenue Generating Segments

The following is a summary of financial information relating to the Company’s three revenue generating segments expressed under PRC GAAP:

	Year Ended December 31, 2011
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total
	RMB	RMB	RMB	RMB
Net revenues	56,677	5,963	8,239	70,879

Gross profit (loss)	56,677	3,703	(213)	60,167

	Year Ended December 31, 2012
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total
	RMB	RMB	RMB	RMB
Net revenues	64,074	7,481	23,112	94,667

Gross profit (loss)	64,074	5,103	4,749	73,926

	Year Ended December 31, 2013
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total	Total
	RMB	RMB	RMB	RMB	US$
Net revenues	58,283	6,004	45,276	109,563	18,099

Gross profit	58,283	3,308	7,749	69,340	11,454

Reconciliation Amounts Presented Consolidated

The following is a reconciliation of the amounts presented for the Company’s three revenue generating segments under PRC GAAP to the consolidated totals reported under US GAAP:

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net revenues under PRC GAAP	70,879	94,667	109,563	18,099
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	3,764	(4,833)	(2,150)	(355)
PRC value added tax refund	573	553	434	71

Total net revenues under US GAAP	75,216	90,387	107,847	17,815

Gross profit under PRC GAAP	60,167	73,926	69,340	11,454
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	3,764	(4,833)	(2,150)	(355)
PRC value added tax refund	573	553	434	72
Share-based compensation expenses	(21)	13	—	—

Gross profit under US GAAP	64,483	69,659	67,624	11,171
Operating expenses	(106,048)	(110,553)	(106,980)	(17,672)

Loss from operations	(41,565)	(40,894)	(39,356)	(6,501)
Interest income	1,922	5,718	5,602	925
Gain on sales of short-term investments	32,689	113,644	6,526	1,078
Change in fair value of marketable options	7,252	(16,094)	853	141
Loss on investments under cost method	(3,373)	—	—	—
Income (loss) from equity method investments	1,639	(857)	(614)	(101)
Other income	5,994	7,706	13,647	2,254

Income (loss) before income tax expense	4,558	69,223	(13,342)	(2,204)